EQUITY, Treasury Stock (Details) S/ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 PEN (S/) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 PEN (S/) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 PEN (S/) shares
Treasury Stock [Abstract]
Number of treasury shares (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	265,250	265,250	228,377	228,377	229,523	229,523
Number of shares, total (in shares)		14,886,096	14,886,096	14,849,223	14,849,223	14,850,369	14,850,369
Purchase of number of treasury shares (in shares)		163,067	163,067	137,604	137,604	97,951	97,951
Purchase of treasury shares		$ 22.5	S/ 85.6	$ 22.5	S/ 83.6	$ 16.1	S/ 58.9
Atlantic Security Holding Corporation [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Number of shares, shared-based payment (in shares)	[1]	0	0	0	0	0	0
Number of shares, total (in shares)		14,620,846	14,620,846	14,620,846	14,620,846	14,620,846	14,620,846
Banco de Credito del Peru [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	109,185	109,185	120,505	120,505	134,133	134,133
Number of shares, total (in shares)		109,185	109,185	120,505	120,505	134,133	134,133
Atlantic Security International Financial Services [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0
Number of shares, shared-based payment (in shares)	[1]	39,309	39,309
Number of shares, total (in shares)		39,309	39,309
Grupo Credito [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	36,698	36,698	23,214	23,214	7,871	7,871
Number of shares, total (in shares)		36,698	36,698	23,214	23,214	7,871	7,871
Pacfico Seguros [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	19,912	19,912	20,606	20,606	22,966	22,966
Number of shares, total (in shares)		19,912	19,912	20,606	20,606	22,966	22,966
Mibanco [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	14,128	14,128	14,260	14,260	14,418	14,418
Number of shares, total (in shares)		14,128	14,128	14,260	14,260	14,418	14,418
Credicorp Capital Servicios Financieros [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	13,267	13,267	15,007	15,007	15,561	15,561
Number of shares, total (in shares)		13,267	13,267	15,007	15,007	15,561	15,561
ASB Bank Corp [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	12,041	12,041	11,791	11,791	11,193	11,193
Number of shares, total (in shares)		12,041	12,041	11,791	11,791	11,193	11,193
Other Minors [Member]
Treasury Stock [Abstract]
Number of treasury shares (in shares)		0	0	0	0	0	0
Number of shares, shared-based payment (in shares)	[1]	20,710	20,710	22,994	22,994	23,381	23,381
Number of shares, total (in shares)		20,710	20,710	22,994	22,994	23,381	23,381

[1]	It corresponds mainly to the treasury shares that were granted to employees and Senior Management, for which they have the right to vote, and to a lesser extent to the shares acquired for coverage purposes for the new complementary retention program. These shares are not released on said dates.